Schedule of Investments (unaudited)
May 31, 2025
iShares® Investment Grade Systematic Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.1%
Omnicom Group Inc., 5.30%, 11/01/34(a)	$1,607	$1,594,814
Aerospace & Defense — 2.0%
Boeing Co. (The)
3.20%, 03/01/29(a)	218	206,248
3.25%, 02/01/35	3,319	2,731,309
3.60%, 05/01/34	3,405	2,945,184
5.15%, 05/01/30	5,055	5,099,318
6.39%, 05/01/31	1,022	1,090,448
6.53%, 05/01/34	968	1,033,216
General Electric Co., 5.88%, 01/14/38(a)	927	970,758
HEICO Corp., 5.35%, 08/01/33	1,184	1,195,271
L3Harris Technologies Inc., 5.40%, 07/31/33	2,145	2,173,759
Northrop Grumman Corp., 4.75%, 06/01/43	1,095	970,587
RTX Corp.
4.50%, 06/01/42	3,534	3,057,136
4.88%, 10/15/40	726	667,892
		22,141,126
Agriculture — 2.4%
Altria Group Inc.
3.40%, 05/06/30	412	386,515
5.38%, 01/31/44(a)	2,574	2,368,436
5.80%, 02/14/39	4,039	3,998,451
6.88%, 11/01/33	1,126	1,237,224
BAT Capital Corp.
6.34%, 08/02/30(a)	429	457,516
6.42%, 08/02/33(a)	829	888,693
7.08%, 08/02/43	3,479	3,762,048
7.75%, 10/19/32	1,739	1,985,309
Philip Morris International Inc.
5.38%, 02/15/33	2,432	2,479,874
5.75%, 11/17/32	787	824,016
6.38%, 05/16/38(a)	4,024	4,371,958
Reynolds American Inc.
5.70%, 08/15/35	700	702,245
5.85%, 08/15/45	2,952	2,782,511
		26,244,796
Apparel — 0.4%
Tapestry Inc., 5.50%, 03/11/35	4,110	4,031,389
Banks — 12.3%
Bank of America Corp.
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.442%)(b)	5,658	5,330,172
4.95%, 07/22/28, (1-day SOFR + 2.040%)(b)	2,945	2,963,516
Series RR, 4.38%, , (5-year CMT + 2.760%)(a)(b)(c)	554	536,543
Series TT, 6.13%, , (5-year CMT + 3.231%)(b)(c)	5,224	5,260,025
Bank of New York Mellon Corp. (The), Series F, 4.63%, (3-mo. CME Term SOFR + 3.393%)(b)(c)	5,319	5,267,354
Citibank NA, 4.93%, 08/06/26	4,899	4,926,589
Citigroup Inc., 3.40%, 05/01/26(a)	238	235,587
Citizens Financial Group Inc.
5.72%, 07/23/32, (1-day SOFR + 1.910%)(b)	1,233	1,258,721
5.84%, 01/23/30, (1-day SOFR + 2.010%)(b)	5,060	5,190,407
Fifth Third Bancorp
4.77%, 07/28/30, (1-day SOFR Index + 2.127%)(b)	1,866	1,859,836
5.63%, 01/29/32, (1-day SOFR + 1.840%)(b)	5,134	5,271,704
Security	Par (000)	Value
Banks (continued)
Goldman Sachs Group Inc. (The)
3.10%, 02/24/33, (1-day SOFR + 1.410%)(a)(b)	$2,980	$2,631,885
6.48%, 10/24/29, (1-day SOFR + 1.770%)(b)	2,617	2,760,850
6.56%, 10/24/34, (1-day SOFR + 1.950%)(b)	720	784,050
HSBC Holdings PLC
2.36%, 08/18/31, (1-day SOFR + 1.947%)(b)	220	192,831
2.85%, 06/04/31, (1-day SOFR + 2.387%)(b)	430	387,669
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.872%)(a)(b)	5,416	5,222,517
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.796%)(b)	3,613	3,588,670
5.40%, 08/11/33, (1-day SOFR + 2.870%)(a)(b)	1,054	1,063,245
5.55%, 03/04/30, (1-day SOFR + 1.460%)(b)	4,506	4,608,034
7.39%, 11/03/28, (1-day SOFR + 3.350%)(a)(b)	3,263	3,450,687
Huntington Bancshares Inc./Ohio, 6.21%, 08/21/29, (1-day SOFR + 2.020%)(b)	5,157	5,375,507
ING Groep NV, 6.11%, 09/11/34, (1-day SOFR + 2.090%)(b)	3,850	4,045,857
JPMorgan Chase & Co.
2.55%, 11/08/32, (1-day SOFR + 1.180%)(b)	6,372	5,521,813
2.96%, 01/25/33, (1-day SOFR + 1.260%)(b)	6,178	5,464,835
4.85%, 07/25/28, (1-day SOFR + 1.990%)(b)	1,260	1,266,375
Series KK, 3.65%, , (5-year CMT + 2.850%)(a)(b)(c)	5,488	5,351,940
Series NN, 6.88%, , (5-year CMT + 2.737%)(b)(c)	2,824	2,944,552
M&T Bank Corp.
5.05%, 01/27/34, (1-day SOFR + 1.850%)(b)	2,054	1,990,261
6.08%, 03/13/32, (1-day SOFR + 2.260%)(b)	4,355	4,534,991
7.41%, 10/30/29, (1-day SOFR + 2.800%)(a)(b)	110	118,722
Morgan Stanley
2.70%, 01/22/31, (1-day SOFR + 1.143%)(b)	7,345	6,700,473
3.62%, 04/01/31, (1-day SOFR + 3.120%)(b)	1,857	1,760,748
6.63%, 11/01/34, (1-day SOFR + 2.050%)(b)	382	414,533
PNC Financial Services Group Inc. (The), Series V, 6.20%, (5-year CMT + 3.238%)(a)(b)(c)	5,295	5,369,024
Regions Financial Corp.
5.50%, 09/06/35, (1-day SOFR +2.060%)(b)	1,900	1,866,079
5.72%, 06/06/30, (1-day SOFR +1.490%)(b)	3,879	3,967,083
Truist Financial Corp.
5.87%, 06/08/34, (1-day SOFR + 2.361%)(b)	1,548	1,585,894
6.05%, 06/08/27, (1-day SOFR + 2.050%)(b)	2,190	2,218,273
U.S. Bancorp, 5.30%, (3-mo. CME Term SOFR + 3.176%)(a)(b)(c)	5,320	5,274,370
Wells Fargo & Co.
3.35%, 03/02/33, (1-day SOFR + 1.500%)(b)	708	635,022
4.90%, 07/25/33, (1-day SOFR + 2.100%)(b)	1,135	1,115,520
5.39%, 04/24/34, (1-day SOFR + 2.020%)(b)	2,220	2,229,490
5.50%, 01/23/35, (1-day SOFR + 1.780%)(b)	3,092	3,109,545
6.49%, 10/23/34, (1-day SOFR + 2.060%)(b)	471	505,167
		136,156,966
Beverages — 0.9%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 4.70%, 02/01/36	4,363	4,193,752
Anheuser-Busch InBev Worldwide Inc.
5.45%, 01/23/39	342	342,903
8.20%, 01/15/39	1,606	2,019,030
Coca-Cola Co. (The), 2.75%, 06/01/60(a)	6,848	3,949,100
		10,504,785

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Investment Grade Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology — 1.3%
Amgen Inc.
1.65%, 08/15/28	$3,230	$2,964,149
4.40%, 05/01/45	2,031	1,684,440
Biogen Inc., 2.25%, 05/01/30(a)	6,113	5,422,242
Gilead Sciences Inc., 5.65%, 12/01/41	1,981	1,968,961
Royalty Pharma PLC
5.15%, 09/02/29(a)	1,342	1,357,061
5.40%, 09/02/34(a)	1,177	1,172,106
		14,568,959
Building Materials — 0.7%
CRH America Finance Inc., 5.40%, 05/21/34	4,080	4,117,679
Eagle Materials Inc., 2.50%, 07/01/31	4,555	3,964,238
		8,081,917
Chemicals — 0.6%
LYB International Finance BV, 4.88%, 03/15/44(a)	1,843	1,525,478
LYB International Finance III LLC
5.50%, 03/01/34(a)	3,958	3,861,007
5.63%, 05/15/33(a)	853	857,124
		6,243,609
Commercial Services — 0.5%
Equifax Inc., 2.35%, 09/15/31	3,710	3,183,304
Quanta Services Inc.
2.35%, 01/15/32(a)	168	141,517
5.25%, 08/09/34	1,789	1,772,707
		5,097,528
Computers — 1.5%
Apple Inc.
2.55%, 08/20/60	9,327	5,259,466
2.85%, 08/05/61(a)	2,110	1,234,861
Booz Allen Hamilton Inc., 5.95%, 04/15/35	1,780	1,761,356
CGI Inc., 4.95%, 03/14/30(d)	1,851	1,850,844
HP Inc.
3.40%, 06/17/30	672	621,707
4.20%, 04/15/32	652	609,599
5.50%, 01/15/33(a)	3,065	3,053,551
6.00%, 09/15/41(a)	1,958	1,917,132
		16,308,516
Distribution & Wholesale — 0.4%
LKQ Corp., 5.75%, 06/15/28	4,085	4,191,464
Diversified Financial Services — 5.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/30/32(a)	6,120	5,434,303
5.38%, 12/15/31	395	398,168
6.95%, 03/10/55, (5-year CMT + 2.720%)(b)	3,662	3,756,138
American Express Co., 3.55%, (5-year CMT + 2.854%)(b)(c)	5,407	5,228,858
Blue Owl Finance LLC
3.13%, 06/10/31	344	300,266
6.25%, 04/18/34	5,224	5,295,810
Capital One Financial Corp.
6.31%, 06/08/29, (1-day SOFR + 2.640%)(b)	4,271	4,448,198
7.15%, 10/29/27, (1-day SOFR + 2.440%)(b)	100	103,164
7.62%, 10/30/31, (1-day SOFR + 3.070%)(b)	4,693	5,233,833
Charles Schwab Corp. (The)
Series I, 4.00%, (5-year CMT + 3.168%)(b)(c)	5,515	5,450,183
Series K, 5.00%, (5-year CMT + 3.256%)(a)(b)(c)	3,983	3,960,598
CI Financial Corp., 3.20%, 12/17/30	1,030	898,540
Enact Holdings Inc., 6.25%, 05/28/29	3,906	4,010,393
Security	Par (000)	Value
Diversified Financial Services (continued)
LPL Holdings Inc.
5.65%, 03/15/35(a)	$1,475	$1,454,634
6.00%, 05/20/34	2,016	2,047,526
6.75%, 11/17/28(a)	2,023	2,148,474
Radian Group Inc., 6.20%, 05/15/29	1,384	1,424,775
TPG Operating Group II LP, 5.88%, 03/05/34	1,495	1,510,998
Visa Inc., 2.00%, 08/15/50	9,882	5,270,551
		58,375,410
Electric — 13.0%
Ameren Corp., 5.38%, 03/15/35	180	178,131
Ameren Illinois Co.
3.85%, 09/01/32	1,053	981,090
4.95%, 06/01/33	323	322,084
5.55%, 07/01/54	1,751	1,665,714
American Electric Power Co. Inc.
3.88%, 02/15/62, (5-year CMT + 2.675%)(b)	4,196	4,005,784
5.63%, 03/01/33	4,359	4,462,519
Arizona Public Service Co., 5.55%, 08/01/33	1,131	1,140,803
CenterPoint Energy Houston Electric LLC
4.80%, 03/15/30	1,482	1,496,457
4.95%, 04/01/33	1,546	1,531,881
5.05%, 03/01/35	417	410,372
Series ai., 4.45%, 10/01/32	361	349,443
CenterPoint Energy Inc.
5.40%, 06/01/29(a)	1,815	1,865,750
6.70%, 05/15/55, (5-year CMT + 2.586%)(b)	1,236	1,233,597
Consumers Energy Co.
4.63%, 05/15/33	1,436	1,397,917
4.70%, 01/15/30	1,965	1,980,781
Dominion Energy Inc.
4.35%, (5-year CMT + 3.195%)(a)(b)(c)	5,315	5,193,960
5.45%, 03/15/35(a)	1,975	1,954,847
Dominion Energy South Carolina Inc., 6.25%, 10/15/53	1,076	1,127,968
DTE Electric Co.
5.20%, 04/01/33(a)	1,312	1,330,272
5.20%, 03/01/34	1,057	1,060,072
DTE Energy Co., 5.85%, 06/01/34	4,299	4,430,886
Duke Energy Carolinas LLC
2.85%, 03/15/32(a)	650	574,397
3.20%, 08/15/49	3,919	2,565,328
4.95%, 01/15/33(a)	784	784,495
5.25%, 03/15/35	411	412,957
Duke Energy Florida LLC
2.40%, 12/15/31	1,015	882,771
5.88%, 11/15/33(a)	1,445	1,516,697
6.20%, 11/15/53	992	1,022,735
Duke Energy Indiana LLC, 5.40%, 04/01/53	1,164	1,073,991
Duke Energy Progress LLC
2.00%, 08/15/31(a)	900	769,947
3.40%, 04/01/32	633	578,873
5.05%, 03/15/35	990	976,953
5.25%, 03/15/33	1,362	1,383,959
Emera U.S. Finance LP, 4.75%, 06/15/46	6,700	5,406,959
Entergy Corp., 7.13%, 12/01/54, (5-year CMT + 2.670%)(b)	5,364	5,484,057
Entergy Louisiana LLC
4.00%, 03/15/33	1,966	1,825,003
5.35%, 03/15/34	1,085	1,088,549
Entergy Texas Inc., 5.25%, 04/15/35	350	349,187

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Investment Grade Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Evergy Inc., 6.65%, 06/01/55, (5-year CMT + 2.558%)(b)	$1,390	$1,375,859
Eversource Energy
5.13%, 05/15/33	4,455	4,375,183
5.50%, 01/01/34	1,466	1,462,271
5.85%, 04/15/31	443	461,492
5.95%, 07/15/34	1,561	1,607,514
Florida Power & Light Co.
3.95%, 03/01/48	4,773	3,692,027
5.30%, 06/15/34	5,229	5,312,014
5.80%, 03/15/65	160	157,317
Kentucky Utilities Co., 3.30%, 06/01/50(a)	370	243,614
National Grid PLC
5.42%, 01/11/34(a)	1,639	1,651,763
5.81%, 06/12/33	4,100	4,232,736
NextEra Energy Capital Holdings Inc., 6.70%, 09/01/54, (5-year CMT + 2.364%)(b)	4,100	4,156,342
Oncor Electric Delivery Co. LLC
4.65%, 11/01/29	1,400	1,406,499
5.80%, 04/01/55(d)	1,160	1,126,342
Pacific Gas and Electric Co.
3.00%, 06/15/28	1,510	1,423,774
5.55%, 05/15/29	4,400	4,456,799
6.10%, 01/15/29	4,250	4,390,842
PECO Energy Co., 5.25%, 09/15/54	1,413	1,300,787
PPL Electric Utilities Corp.
4.85%, 02/15/34	1,319	1,300,971
5.00%, 05/15/33	1,227	1,227,230
5.25%, 05/15/53	3,451	3,209,023
Public Service Co. of Colorado
1.88%, 06/15/31	4,022	3,405,395
5.35%, 05/15/34	165	164,321
5.75%, 05/15/54	1,502	1,433,517
Public Service Co. of Oklahoma, 5.20%, 01/15/35	1,647	1,609,595
Public Service Electric & Gas Co.
3.10%, 03/15/32(a)	639	575,893
4.65%, 03/15/33	1,252	1,229,838
4.85%, 08/01/34	1,581	1,556,284
5.20%, 08/01/33	600	607,223
5.30%, 08/01/54	1,196	1,112,118
5.45%, 03/01/54	1,328	1,262,369
Public Service Electric and Gas Co., Series Q, 5.50%, 03/01/55	90	86,367
San Diego Gas & Electric Co., Series VVV, 1.70%, 10/01/30(a)	5,030	4,319,533
Sempra, 6.88%, 10/01/54, (5-year CMT + 2.789%)(b)	1,830	1,784,180
Southern Co. (The)
4.40%, 07/01/46	446	360,149
Series 21-A, 3.75%, 09/15/51, (5-year CMT + 2.915%)(b)	5,466	5,341,911
Southwestern Public Service Co., 6.00%, 06/01/54	1,676	1,642,206
Union Electric Co.
2.63%, 03/15/51	864	496,946
5.20%, 04/01/34	1,118	1,117,580
5.45%, 03/15/53	1,296	1,212,907
Xcel Energy Inc., 5.45%, 08/15/33	2,087	2,092,350
		144,798,267
Electronics — 0.5%
Keysight Technologies Inc., 4.95%, 10/15/34(a)	1,696	1,653,625
Security	Par (000)	Value
Electronics (continued)
Trimble Inc., 6.10%, 03/15/33	$4,133	$4,314,442
		5,968,067
Engineering & Construction — 0.3%
Jacobs Engineering Group Inc.
5.90%, 03/01/33(a)	1,191	1,221,992
6.35%, 08/18/28	712	743,810
MasTec Inc., 5.90%, 06/15/29	1,440	1,477,562
		3,443,364
Food — 1.9%
Conagra Brands Inc., 5.30%, 11/01/38	5,562	5,212,123
Flowers Foods Inc., 5.75%, 03/15/35(a)	1,322	1,332,951
J.M. Smucker Co. (The)
6.20%, 11/15/33(a)	143	151,812
6.50%, 11/15/43	904	944,973
Pilgrim's Pride Corp.
3.50%, 03/01/32	1,022	905,160
6.25%, 07/01/33(a)	4,786	4,960,665
Sysco Corp., 6.60%, 04/01/50	2,389	2,524,374
Tyson Foods Inc., 5.70%, 03/15/34(a)	4,720	4,810,701
		20,842,759
Forest Products & Paper — 0.6%
Suzano Austria GmbH
3.13%, 01/15/32	990	846,428
3.75%, 01/15/31	6,000	5,440,117
		6,286,545
Gas — 0.5%
National Fuel Gas Co.
2.95%, 03/01/31	691	610,273
5.50%, 03/15/30(a)	1,145	1,167,280
5.95%, 03/15/35	1,150	1,152,657
NiSource Inc.
5.35%, 04/01/34	1,467	1,471,784
6.95%, 11/30/54, (5-year CMT + 2.451%)(b)	1,270	1,299,503
		5,701,497
Health Care - Products — 1.0%
Smith & Nephew PLC, 2.03%, 10/14/30	6,352	5,511,380
STERIS Irish FinCo Unlimited Co.
2.70%, 03/15/31	902	800,052
3.75%, 03/15/51	1,079	749,028
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31(a)	2,891	2,522,920
5.20%, 09/15/34(a)	1,905	1,879,579
		11,462,959
Health Care - Services — 4.1%
Centene Corp.
3.38%, 02/15/30	2,555	2,328,626
4.25%, 12/15/27(a)	5,380	5,254,519
Cigna Group (The)
4.80%, 08/15/38	5,687	5,200,737
4.80%, 07/15/46	4,255	3,611,639
4.90%, 12/15/48	226	191,518
5.25%, 02/15/34	220	219,693
Elevance Health Inc., 4.65%, 01/15/43	1,129	965,676
HCA Inc.
3.63%, 03/15/32	5,959	5,406,695
4.13%, 06/15/29	3,405	3,315,443
5.13%, 06/15/39	1,724	1,581,069
5.25%, 06/15/49	1,224	1,058,617

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Investment Grade Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
IQVIA Inc.
5.70%, 05/15/28	$1,655	$1,680,710
6.25%, 02/01/29	3,749	3,884,286
Laboratory Corp. of America Holdings
4.70%, 02/01/45	482	407,066
4.80%, 10/01/34	4,630	4,445,574
Universal Health Services Inc.
2.65%, 10/15/30	3,693	3,242,087
2.65%, 01/15/32	1,452	1,206,882
4.63%, 10/15/29	868	850,639
5.05%, 10/15/34	560	525,743
		45,377,219
Holding Companies - Diversified — 2.4%
Ares Capital Corp.
5.88%, 03/01/29(a)	5,007	5,073,780
5.95%, 07/15/29	1,468	1,494,168
Blackstone Secured Lending Fund
2.85%, 09/30/28	1,618	1,493,753
5.30%, 06/30/30(a)	790	776,113
5.35%, 04/13/28(a)	1,920	1,923,978
Blue Owl Capital Corp.
2.88%, 06/11/28	763	703,934
3.40%, 07/15/26	5,245	5,130,690
FS KKR Capital Corp.
3.13%, 10/12/28	4,461	4,040,567
6.13%, 01/15/30	267	262,902
6.88%, 08/15/29(a)	1,595	1,622,186
Golub Capital BDC Inc.
2.50%, 08/24/26	810	783,846
6.00%, 07/15/29	3,917	3,962,678
		27,268,595
Home Builders — 0.4%
Meritage Homes Corp., 5.65%, 03/15/35	1,400	1,367,027
NVR Inc., 3.00%, 05/15/30	3,604	3,324,340
		4,691,367
Insurance — 4.5%
American International Group Inc., 5.13%, 03/27/33(a)	3,770	3,771,918
American National Group Inc., 5.75%, 10/01/29	1,620	1,647,574
Aon Corp./Aon Global Holdings PLC, 5.35%, 02/28/33(a)	3,104	3,156,723
Arthur J Gallagher & Co.
5.45%, 07/15/34	1,180	1,192,610
6.75%, 02/15/54	207	223,332
Brown & Brown Inc.
2.38%, 03/15/31	884	766,346
4.20%, 03/17/32	872	815,133
5.65%, 06/11/34	1,264	1,277,048
CNA Financial Corp.
5.13%, 02/15/34	156	153,628
5.50%, 06/15/33	1,027	1,036,877
Corebridge Financial Inc.
3.90%, 04/05/32	8	7,364
5.75%, 01/15/34	406	413,546
6.88%, 12/15/52, (5-year CMT + 3.846%)(b)	5,225	5,304,147
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	844	770,986
5.63%, 08/16/32	3,814	3,874,878
6.00%, 12/07/33	1,375	1,413,629
Security	Par (000)	Value
Insurance (continued)
Fidelity National Financial Inc.
2.45%, 03/15/31	$694	$594,206
3.40%, 06/15/30(a)	811	748,762
First American Financial Corp., 2.40%, 08/15/31	1,007	852,542
Markel Group Inc., 6.00%, 05/16/54	860	837,350
MetLife Inc., Series G, 6.35%, 03/15/55, (5-year CMT + 2.078%)(b)	5,359	5,390,752
Prudential Financial Inc.
3.70%, 10/01/50, (5-year CMT + 3.035%)(b)	2,756	2,495,524
5.70%, 09/15/48(b)	5,340	5,343,104
Reinsurance Group of America Inc., 5.75%, 09/15/34	1,556	1,576,536
Willis North America Inc.
5.35%, 05/15/33	3,837	3,863,971
5.90%, 03/05/54	2,079	2,005,031
		49,533,517
Internet — 0.9%
Alphabet Inc.
2.05%, 08/15/50(a)	2,610	1,419,351
2.25%, 08/15/60(a)	9,079	4,738,557
VeriSign Inc., 2.70%, 06/15/31	4,521	3,973,027
		10,130,935
Iron & Steel — 0.6%
ArcelorMittal SA
6.00%, 06/17/34(a)	701	723,330
6.80%, 11/29/32(a)	4,753	5,143,293
Steel Dynamics Inc., 5.38%, 08/15/34	1,375	1,373,971
		7,240,594
Lodging — 1.1%
Choice Hotels International Inc., 5.85%, 08/01/34	1,626	1,602,249
Hyatt Hotels Corp.
5.25%, 06/30/29	1,562	1,573,910
5.75%, 03/30/32	1,350	1,362,789
Marriott International Inc./MD
5.30%, 05/15/34	352	349,272
5.35%, 03/15/35(a)	5,401	5,327,924
Series GG, 3.50%, 10/15/32	150	133,956
Series HH, 2.85%, 04/15/31	2,015	1,803,415
		12,153,515
Machinery — 0.7%
IDEX Corp., 4.95%, 09/01/29	1,240	1,248,730
Ingersoll Rand Inc., 5.70%, 08/14/33	4,973	5,118,071
Westinghouse Air Brake Technologies Corp., 5.61%, 03/11/34(a)	1,287	1,311,903
		7,678,704
Manufacturing — 0.4%
Carlisle Companies Inc., 2.75%, 03/01/30	3,034	2,784,868
Textron Inc., 5.50%, 05/15/35(a)	1,437	1,430,394
		4,215,262
Media — 0.8%
Comcast Corp., 1.95%, 01/15/31(a)	1,419	1,228,158
Fox Corp.
5.48%, 01/25/39	4,404	4,216,263
6.50%, 10/13/33	2,118	2,268,128
Walt Disney Co. (The), 6.65%, 11/15/37	790	890,020
		8,602,569
Mining — 0.6%
Freeport-McMoRan Inc., 5.45%, 03/15/43	2,344	2,164,475

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Investment Grade Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
Southern Copper Corp.
5.25%, 11/08/42	$241	$217,580
5.88%, 04/23/45	2,641	2,516,551
6.75%, 04/16/40	2,041	2,163,078
		7,061,684
Office & Business Equipment — 0.5%
CDW LLC/CDW Finance Corp.
3.28%, 12/01/28	618	584,181
3.57%, 12/01/31	5,503	4,989,673
5.55%, 08/22/34(a)	518	510,268
		6,084,122
Oil & Gas — 2.3%
Canadian Natural Resources Ltd.
5.00%, 12/15/29(d)	1,520	1,513,994
5.40%, 12/15/34(d)	3,956	3,843,224
Coterra Energy Inc., 5.60%, 03/15/34(a)	1,160	1,150,265
Diamondback Energy Inc., 6.25%, 03/15/33	5,080	5,297,906
EQT Corp.
4.50%, 01/15/29(d)	2,040	1,993,467
4.75%, 01/15/31(d)	2,340	2,263,699
6.38%, 04/01/29(d)	1,590	1,628,085
Expand Energy Corp., 5.70%, 01/15/35	4,022	3,970,509
Valero Energy Corp., 6.63%, 06/15/37	4,095	4,298,627
		25,959,776
Packaging & Containers — 0.5%
Amcor Finance USA Inc., 5.63%, 05/26/33	654	667,962
Amcor Flexibles North America Inc., 2.69%, 05/25/31	4,709	4,155,108
Amcor Group Finance PLC, 5.45%, 05/23/29	682	695,739
		5,518,809
Pharmaceuticals — 3.1%
AstraZeneca PLC, 6.45%, 09/15/37	3,790	4,184,315
Cardinal Health Inc.
5.35%, 11/15/34	5,015	5,004,509
5.45%, 02/15/34	1,378	1,391,416
Cencora Inc., 2.70%, 03/15/31	5,510	4,915,824
CVS Health Corp.
4.78%, 03/25/38	580	515,463
6.00%, 06/01/63	140	128,427
Eli Lilly & Co.
2.25%, 05/15/50(a)	8,469	4,686,906
2.50%, 09/15/60(a)	7,405	3,959,628
Johnson & Johnson
2.25%, 09/01/50(a)	7,240	4,130,501
2.45%, 09/01/60	9,298	4,972,609
Zoetis Inc., 4.70%, 02/01/43(a)	496	441,908
		34,331,506
Pipelines — 8.3%
Boardwalk Pipelines LP
3.40%, 02/15/31	150	137,053
3.60%, 09/01/32	250	221,872
5.63%, 08/01/34	1,589	1,576,098
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29	911	872,800
5.13%, 06/30/27	4,747	4,782,892
Cheniere Energy Inc., 5.65%, 04/15/34	5,244	5,233,104
Cheniere Energy Partners LP
3.25%, 01/31/32	579	508,022
4.00%, 03/01/31	5,677	5,319,314
5.75%, 08/15/34	298	299,063
Security	Par (000)	Value
Pipelines (continued)
5.95%, 06/30/33	$345	$353,003
Enbridge Inc.
5.50%, 07/15/77, (3-mo. CME Term SOFR + 3.680%)(a)(b)	5,485	5,347,546
6.25%, 03/01/78, (3-mo. CME Term SOFR + 3.903%)(b)	2,685	2,641,197
Series 20-A, 5.75%, 07/15/80, (5-year CMT + 5.314%)(b)	2,029	1,960,189
Energy Transfer LP
5.75%, 02/15/33(a)	2,230	2,274,159
6.55%, 12/01/33	4,738	5,032,415
Enterprise Products Operating LLC, Series E, 5.25%, 08/16/77, (3-mo. CME Term SOFR + 3.295%)(b)	5,511	5,422,639
Kinder Morgan Inc.
4.80%, 02/01/33	3,848	3,716,370
5.20%, 06/01/33	2,594	2,560,061
5.30%, 12/01/34	1,014	991,574
MPLX LP
2.65%, 08/15/30	568	508,259
4.50%, 04/15/38	3,851	3,320,700
5.00%, 03/01/33	4,440	4,308,881
5.50%, 06/01/34	327	322,345
ONEOK Inc.
5.65%, 09/01/34	1,170	1,162,140
6.05%, 09/01/33	3,985	4,088,697
6.10%, 11/15/32	1,767	1,838,125
Sabine Pass Liquefaction LLC, 4.50%, 05/15/30(a)	5,398	5,318,362
Targa Resources Corp., 6.13%, 03/15/33	1,920	1,977,519
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.00%, 01/15/32	5,820	5,321,910
Transcanada Trust
5.30%, 03/15/77(b)	5,641	5,486,879
Series 16-A, 5.88%, 08/15/76(b)	2,198	2,182,547
Western Midstream Operating LP
4.05%, 02/01/30	1,092	1,038,093
5.45%, 11/15/34	180	172,782
6.15%, 04/01/33	3,893	3,976,376
6.35%, 01/15/29	1,366	1,418,253
		91,691,239
Real Estate — 0.5%
CBRE Services Inc., 5.95%, 08/15/34	5,089	5,259,679
Real Estate Investment Trusts — 6.0%
American Homes 4 Rent LP
3.63%, 04/15/32(a)	980	889,624
5.25%, 03/15/35	1,065	1,039,785
5.50%, 02/01/34	1,423	1,420,102
5.50%, 07/15/34	1,329	1,323,537
American Tower Corp., 2.90%, 01/15/30(a)	2,294	2,118,263
Brixmor Operating Partnership LP
4.05%, 07/01/30(a)	2,012	1,927,618
4.13%, 05/15/29	2,519	2,450,838
Cousins Properties LP, 5.88%, 10/01/34	883	891,156
Crown Castle Inc.
3.30%, 07/01/30	1,440	1,331,539
5.10%, 05/01/33	3,980	3,899,997
5.80%, 03/01/34	2,915	2,975,435
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34	3,895	3,951,430

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Investment Grade Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Extra Space Storage LP
5.40%, 02/01/34	$1,329	$1,321,254
5.90%, 01/15/31	1,419	1,480,242
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32	4,371	3,781,408
5.30%, 01/15/29	2,564	2,568,218
Healthcare Realty Holdings LP, 2.00%, 03/15/31	4,997	4,200,131
Host Hotels & Resorts LP
5.50%, 04/15/35	378	363,739
5.70%, 07/01/34	1,566	1,539,973
Series I, 3.50%, 09/15/30	4,299	3,915,942
Invitation Homes Operating Partnership LP
2.00%, 08/15/31	911	762,695
4.15%, 04/15/32(a)	875	815,133
4.88%, 02/01/35	998	949,575
NNN REIT Inc., 5.50%, 06/15/34	835	835,999
Sabra Health Care LP, 3.20%, 12/01/31	4,844	4,218,848
Sun Communities Operating LP
2.70%, 07/15/31	4,399	3,832,069
4.20%, 04/15/32	768	718,132
Ventas Realty LP, 5.63%, 07/01/34	1,277	1,291,588
VICI Properties LP
4.95%, 02/15/30	1,119	1,110,208
5.13%, 05/15/32	5,197	5,092,467
5.75%, 04/01/34(a)	166	166,566
Welltower OP LLC
3.10%, 01/15/30	2,824	2,651,604
3.85%, 06/15/32	448	419,647
		66,254,762
Retail — 1.8%
AutoNation Inc., 5.89%, 03/15/35	1,370	1,362,424
AutoZone Inc.
5.40%, 07/15/34(a)	1,878	1,892,399
6.55%, 11/01/33	1,126	1,223,802
Darden Restaurants Inc., 6.30%, 10/10/33	1,019	1,079,024
Dick's Sporting Goods Inc.
3.15%, 01/15/32(a)	4,363	3,839,389
4.10%, 01/15/52	2,149	1,473,234
Ferguson Enterprises Inc., 5.00%, 10/03/34	4,175	4,019,102
Genuine Parts Co., 4.95%, 08/15/29(a)	4,012	4,047,865
Walmart Inc., 2.65%, 09/22/51(a)	1,146	703,996
		19,641,235
Semiconductors — 1.4%
Micron Technology Inc.
5.80%, 01/15/35	1,670	1,683,059
6.05%, 11/01/35	5,400	5,506,454
NXP BV/NXP Funding LLC/NXP USA Inc.
3.40%, 05/01/30(a)	497	464,227
4.30%, 06/18/29	4,882	4,787,781
5.00%, 01/15/33(a)	1,252	1,221,120
TSMC Arizona Corp., 3.25%, 10/25/51(a)	2,625	1,862,744
		15,525,385
Software — 4.2%
Atlassian Corp., 5.50%, 05/15/34	1,303	1,314,651
Broadridge Financial Solutions Inc.
2.60%, 05/01/31	2,936	2,583,394
2.90%, 12/01/29	3,390	3,135,158
Fiserv Inc.
5.45%, 03/15/34(a)	3,972	3,981,753
5.60%, 03/02/33(a)	3,937	4,007,864
Security	Par (000)	Value
Software (continued)
Microsoft Corp.
2.68%, 06/01/60(a)	$9,065	$5,237,772
3.04%, 03/17/62	8,481	5,354,502
Oracle Corp.
2.88%, 03/25/31	363	327,258
2.95%, 04/01/30(a)	1,591	1,473,356
3.90%, 05/15/35	866	767,654
4.30%, 07/08/34	4,946	4,600,075
5.38%, 07/15/40	5,117	4,847,682
6.25%, 11/09/32	3,287	3,509,311
VMware LLC
1.80%, 08/15/28	4,545	4,159,331
4.70%, 05/15/30	1,349	1,341,519
		46,641,280
Telecommunications — 5.2%
AT&T Inc.
4.50%, 05/15/35(a)	529	497,621
5.40%, 02/15/34	887	899,055
British Telecommunications PLC, 9.63%, 12/15/30	4,301	5,246,193
Corning Inc., 5.45%, 11/15/79	1,073	935,082
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	4,555	5,339,273
Motorola Solutions Inc.
2.30%, 11/15/30(a)	1,164	1,023,005
2.75%, 05/24/31	1,634	1,447,626
5.40%, 04/15/34(a)	2,854	2,868,428
Orange SA, 9.00%, 03/01/31	4,344	5,245,635
Sprint Capital Corp., 8.75%, 03/15/32	4,414	5,287,087
Telefonica Emisiones SA
5.21%, 03/08/47	1,811	1,563,434
7.05%, 06/20/36	4,733	5,180,798
TELUS Corp., 3.40%, 05/13/32	5,359	4,785,085
T-Mobile USA Inc.
2.40%, 03/15/29(a)	255	235,754
2.55%, 02/15/31	3,043	2,695,258
2.70%, 03/15/32	716	622,238
3.60%, 11/15/60	5,194	3,375,038
3.88%, 04/15/30(a)	5,249	5,061,439
4.38%, 04/15/40	2,328	2,018,688
4.50%, 04/15/50	454	366,285
Verizon Communications Inc.
4.27%, 01/15/36	1,510	1,374,843
4.40%, 11/01/34	1,353	1,267,102
4.50%, 08/10/33	54	51,749
5.25%, 03/16/37	675	662,085
		58,048,801
Transportation — 1.2%
FedEx Corp.
2.40%, 05/15/31(a)(d)	1,935	1,699,928
3.25%, 05/15/41(d)	2,480	1,711,554
5.10%, 01/15/44(d)	1,710	1,460,963
Union Pacific Corp., 3.80%, 04/06/71	8,126	5,379,639
United Parcel Service Inc., 6.20%, 01/15/38	3,258	3,473,545
		13,725,629
Water — 0.1%
Essential Utilities Inc., 5.38%, 01/15/34(a)	1,265	1,261,485
Total Long-Term Investments — 97.8% (Cost: $1,094,726,263)		1,085,942,406

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Investment Grade Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 7.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(e)(f)(g)	78,466,164	$78,497,551
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(e)(f)	8,560,000	8,560,000
Total Short-Term Securities — 7.8% (Cost: $87,047,055)		87,057,551
Total Investments — 105.6% (Cost: $1,181,773,318)		1,172,999,957
Liabilities in Excess of Other Assets — (5.6)%		(62,330,826)
Net Assets — 100.0%		$1,110,669,131

(a)	All or a portion of this security is on loan.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Perpetual security with no stated maturity date.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$102,003,185	$—	$(23,498,334)(a)	$(1,720)	$(5,580)	$78,497,551	78,466,164	$42,227 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,270,000	6,290,000 (a)	—	—	—	8,560,000	8,560,000	73,385	—
				$(1,720)	$(5,580)	$87,057,551		$115,612	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Investment Grade Systematic Bond ETF

Fair Value Hierarchy as of Period End (continued)
inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$1,085,942,406	$—	$1,085,942,406
Money Market Funds	87,057,551	—	—	87,057,551
	$87,057,551	$1,085,942,406	$—	$1,172,999,957

Portfolio Abbreviation
CMT	Constant Maturity Treasury
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate